Acquisitions and Dispositions - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 03, 2021	Feb. 16, 2021	Dec. 31, 2021	Aug. 31, 2015
Acquisitions and Dispositions
Identifiable intangible assets acquired of goodwill	$ 189,400,000		$ 194,881,000
cash investment			35,000,000
Developed technology
Acquisitions and Dispositions
Intangible assets acquired, estimated useful life	3 years
Trademarks and trade names
Acquisitions and Dispositions
Intangible assets acquired, estimated useful life	15 years
BuzzFeed Japan
Acquisitions and Dispositions
Ownership interest (in percent)				51.00%
BuzzFeed Japan | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | BuzzFeed do B r a s I l Internet L t d a
Acquisitions and Dispositions
Recognized loss on disposition			$ 700,000
Ownership interest (in percent)			100.00%
H u f f I n g t o n P o s t Italia S.R.L | H u f f I n g t o n P o s t Italia S.R.L
Acquisitions and Dispositions
Recognized loss on disposition			$ 1,200,000
Ownership interest (in percent)			51.00%
C Acquisition
Acquisitions and Dispositions
Number of shares issued for acquisition		2,639,322
Percentage of membership interests acquired	100.00%
Cash purchase price	$ 294,166
Identifiable intangible assets acquired of goodwill	189,391
Acquisition contributed of revenue	18,500,000
Acquisition contributed of net income	1,200,000
C Acquisition | C Acquisition Purchase Agreement [Member]
Acquisitions and Dispositions
Cash purchase price	$ 200,000,000.0
C Acquisition | Class A common stock
Acquisitions and Dispositions
Number of shares issued for acquisition	10,000,000
Stock issued price per share	$ 9.62
HuffPost
Acquisitions and Dispositions
Number of shares issued		3,838,710
Percentage of membership interests acquired		100.00%
Cash purchase price		$ 23,574
Identifiable intangible assets acquired of goodwill		$ 5,500,000
Acquisition contributed of revenue			$ 30,300,000
HuffPost | Developed technology
Acquisitions and Dispositions
Intangible assets acquired, estimated useful life		3 years
HuffPost | Trademarks and trade names
Acquisitions and Dispositions
Intangible assets acquired, estimated useful life		15 years
Verizon Verizon Communications Inc.
Acquisitions and Dispositions
Number of shares issued for acquisition		6,478,032
cash investment		$ 35,000,000.0
Legacy BuzzFeed
Acquisitions and Dispositions
Number of shares issued for acquisition		8,625,234
Stock issued price per share		$ 2.79